First Trust Global Wind Energy ETF Average Annual Total Returns		12 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended	194 Months Ended	207 Months Ended	211 Months Ended	217 Months Ended	220 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ISE Clean Edge Global Wind Energy(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		38.57%		(0.45%)	9.17%			0.48%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	12.55%	13.15%	14.29%	13.76%	13.72%	11.47%
MSCI World Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%		12.15%	12.17%			8.50%	8.01%	7.90%
First Trust Global Wind Energy ETF
Prospectus [Line Items]
Average Annual Return, Percent		39.66%		(0.87%)	8.53%			(0.22%)
Performance Inception Date	Jun. 16, 2008
First Trust Global Wind Energy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		38.83%		(1.50%)	7.52%			(1.01%)
First Trust Global Wind Energy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		23.43%		(0.95%)	6.37%			(0.60%)